Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,559,187)	$ (10,635,248)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,601,182	2,308,313
Loss (Gain) on write off/disposal of property, plant and equipment	2,528	(2,571)
Gain resulted from early termination of right of use assets	(140,000)
Interest income	(1,500,000)
Impairment Loss	2,931,273
Share-based payments	4,687,500	9,350,000
Changes in operating assets and liabilities
Lease receivable	(460,772)	(109,127)
Other receivables		(122,487)
Advances to suppliers and other current assets	84,787	17,018,980
Right of use assets and lease liabilities	280,085	(630,293)
Advances from customers		(1,284,359)
Accrued expenses and other payables	(213,635)	(477,007)
Net cash operating activities	713,761	15,416,201
CASH FLOWS FROM INVESTING ACTIVITIES
Advance proceeds from pending divestiture	32,000,000
Proceeds from disposal of equipment		201,740
Net cash provided by investing activities	32,000,000	201,740
CASH FLOWS FROM FINANCING ACTIVITIES
Advances to related parties, net	(578,182)	(83,878)
Proceeds from the issuance of common stock, net of issuance costs	37,500,000	32,684,400
Net cash provided by financing activities	36,921,818	32,600,522
Effect of change in exchange rate	275,072	(279,538)
Less: Net change in cash balances classified as assets held for sales	(28,329)
NET INCREASE IN CASH AND CASH EQUIVALENTS	69,882,322	47,938,925
Cash and cash equivalents, beginning of period	86,002,274	47,938,925
Cash and cash equivalents, end of period	155,884,596	67,769,053
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES
Property and equipment acquired through payable	24,553,909
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense	191	8,338
Cash paid for income tax	$ 730,269	$ 558,403